PROMISSORY NOTES (Details Narrative) - Small Business Administration S B A C A R E S Act Paycheck Protection Program [Member] - Vectra Bank Colorado [Member] - Unsecured Debt [Member] - USD ($)			12 Months Ended
	Sep. 04, 2021	Apr. 17, 2020	Dec. 31, 2022
Short-Term Debt [Line Items]
Proceeds from Issuance of Long-Term Debt		$ 193,200
Debt Instrument, Term		2 years
Debt Instrument, Maturity Date		Apr. 17, 2022
Debt Instrument, Payment Terms			Interest accrues on the loan beginning with the initial disbursement; however, payments of principal and interest are deferred until Vectra’s determination of the amount of forgiveness applied for by the Company is approved by the SBA. If the Company does not apply for forgiveness within 10 months after the last day of the covered period (defined, at the Company’s election as 24 weeks), such payments will be due that month.
[custom:GainLossOnFairValueOfDerivativeAndExtinguishmentOfLiabilitiesNetIncludingAccruedInterest]	$ 195,852